Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Sales revenue	€ 12,025	€ 6,130	€ 4,138
Cost of sales	(1,715)	(1,652)	(1,236)
Gross profit from sales	10,310	4,478	2,902
Operating expenses
Research and development costs	(4,225)	(4,640)	(6,204)
General administrative costs	(3,097)	(2,853)	(2,759)
thereof financing costs	(583)	(826)	(265)
Sales costs	(16,922)	(8,764)	(4,170)
Total Operating expenses	(24,244)	(16,257)	(13,133)
Loss from operations	(13,934)	(11,779)	(10,231)
Interest expenses	(1,133)	(1,207)	(1,168)
Interest income	38	3	9
Other expenses	(1,333)	(47)	(32)
Other income	260	2,451	219
Total interest and other (expenses)/income	(2,168)	1,200	(972)
Loss before income tax	(16,102)	(10,579)	(11,203)
Income tax
Loss for the period	(16,102)	(10,579)	(11,203)
Expenses and income not included in profit/loss
Items which may in future be regrouped into the profit and loss statement under certain conditions Translation differences resulting from the conversion of foreign business operations	854	(153)	(2)
Other income total	854	(153)	(2)
Total loss for the period	€ (15,248)	€ (10,732)	€ (11,205)
Basic/diluted earnings per share	€ (0.42)	€ (0.36)	€ (0.48)